Interest Income (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of interest income

Composition	12/31/2021	12/31/2020	12/31/2019
Interest income
For cash and bank deposits	13,178	193,460	535,535
For government securities	7,533,921	9,695,363	14,801,330
For debt securities	302,874	2,427,111	2,932,510
For loans and other financing
Non-financial public sector	1,815,621	4,457,688	2,777,681
Financial public sector	675,993	1,527,637	4,259,168
Non-financial private sector
Overdrafts	8,072,197	16,321,249	31,963,616
Documents	9,373,376	7,182,686	11,462,624
Mortgage loans	15,282,763	12,187,053	16,651,304
Pledge loans	1,063,465	718,517	1,291,305
Personal loans	48,138,879	49,343,303	61,628,873
Credit cards	14,730,200	17,374,420	27,137,428
Leases	84,257	86,091	373,477
Other	15,494,963	19,945,173	10,814,401
For repo transactions
BCRA	8,483,343	10,523,216	834,597
Other financial institutions	52,679	144,415	5,915,832

Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at amortized cost	131,117,709	152,127,382	193,379,681

Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI
From debt government securities	94,314,474	84,972,051	118,078,893

Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI	94,314,474	84,972,051	118,078,893

Total	225,432,183	237,099,433	311,458,574